Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Latch, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39688
Entity Tax Identification Number	85-3087759
Entity Address, Address Line One	1220 N Price Road, Suite 2
Entity Address, City or Town	Olivette
Entity Address State Or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	227-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001826000